Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

April 30, 2019

SCV-QTLY-0619
1.815774.114

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
Iridium Communications, Inc. (a)	691,900	$18,999,574
Media - 2.2%
Gray Television, Inc. (a)	2,069,600	48,490,728

TOTAL COMMUNICATION SERVICES		67,490,302

CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.8%
Standard Motor Products, Inc.	786,400	39,296,408
Hotels, Restaurants & Leisure - 0.8%
Wyndham Destinations, Inc.	376,300	16,391,628
Household Durables - 2.8%
Beazer Homes U.S.A., Inc. (a)	935,600	12,434,124
Taylor Morrison Home Corp. (a)	2,505,200	48,500,672
		60,934,796
Specialty Retail - 3.2%
Aaron's, Inc. Class A	687,100	38,264,599
Sally Beauty Holdings, Inc. (a)	1,473,100	26,073,870
Urban Outfitters, Inc. (a)	168,600	5,012,478
		69,350,947
Textiles, Apparel & Luxury Goods - 0.6%
G-III Apparel Group Ltd. (a)	323,400	13,954,710

TOTAL CONSUMER DISCRETIONARY		199,928,489

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 2.1%
BJ's Wholesale Club Holdings, Inc.	1,593,700	45,181,395
Food Products - 1.8%
Nomad Foods Ltd. (a)	1,884,000	39,187,200
Tobacco - 0.4%
Universal Corp.	163,600	8,811,496

TOTAL CONSUMER STAPLES		93,180,091

ENERGY - 4.8%
Energy Equipment & Services - 2.6%
Oil States International, Inc. (a)	955,500	18,460,260
ShawCor Ltd. Class A	2,495,400	37,029,598
		55,489,858
Oil, Gas & Consumable Fuels - 2.2%
Berry Petroleum Corp.	815,903	9,268,658
Southwestern Energy Co. (a)	1,309,700	5,173,315
Viper Energy Partners LP	801,500	26,946,430
Whiting Petroleum Corp. (a)	209,400	5,735,466
		47,123,869

TOTAL ENERGY		102,613,727

FINANCIALS - 31.9%
Banks - 16.4%
Associated Banc-Corp.	447,700	10,158,313
BOK Financial Corp.	199,000	17,340,860
Cadence Bancorp Class A	1,481,600	33,706,400
Cullen/Frost Bankers, Inc.	82,500	8,389,425
CVB Financial Corp.	1,044,600	22,667,820
Equity Bancshares, Inc. (a)	112,283	2,948,552
First Citizens Bancshares, Inc.	104,724	46,942,533
Heartland Financial U.S.A., Inc.	601,800	27,020,820
Hilltop Holdings, Inc.	946,300	19,900,689
PacWest Bancorp	275,000	10,876,250
Popular, Inc.	740,200	42,716,942
Trico Bancshares	980,051	39,113,835
Umpqua Holdings Corp.	1,502,700	26,086,872
United Community Bank, Inc.	1,110,073	31,170,850
Wintrust Financial Corp.	228,700	17,426,940
		356,467,101
Capital Markets - 5.7%
Donnelley Financial Solutions, Inc. (a)(b)	1,811,071	27,727,497
Lazard Ltd. Class A	428,500	16,660,080
LPL Financial	348,400	25,812,956
Morningstar, Inc.	195,600	28,058,820
OM Asset Management Ltd.	1,712,801	25,109,663
		123,369,016
Diversified Financial Services - 0.7%
ECN Capital Corp.	4,838,700	15,494,531
Insurance - 7.0%
Argo Group International Holdings, Ltd.	213,475	16,665,993
Axis Capital Holdings Ltd.	204,600	11,631,510
Enstar Group Ltd. (a)	245,200	43,464,152
First American Financial Corp.	824,475	47,044,544
Primerica, Inc.	250,800	32,676,732
		151,482,931
Thrifts & Mortgage Finance - 2.1%
WSFS Financial Corp.	1,035,365	44,707,061

TOTAL FINANCIALS		691,520,640

HEALTH CARE - 1.4%
Health Care Technology - 0.9%
Cegedim SA (a)	701,397	20,414,524
Pharmaceuticals - 0.5%
Prestige Brands Holdings, Inc. (a)	335,200	9,861,584

TOTAL HEALTH CARE		30,276,108

INDUSTRIALS - 13.4%
Aerospace & Defense - 2.1%
Moog, Inc. Class A	475,700	44,544,548
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. (a)	237,800	5,455,132
Building Products - 0.7%
GMS, Inc. (a)	850,700	14,989,334
Commercial Services & Supplies - 1.2%
Knoll, Inc.	1,165,600	25,456,704
Construction & Engineering - 0.8%
MasTec, Inc. (a)	340,900	17,266,585
Electrical Equipment - 1.6%
Regal Beloit Corp.	401,568	34,165,405
Machinery - 2.6%
AGCO Corp.	303,400	21,474,652
Apergy Corp. (a)	428,000	16,987,320
Luxfer Holdings PLC sponsored	718,900	17,260,789
		55,722,761
Professional Services - 1.9%
CBIZ, Inc. (a)	2,145,700	41,433,467
Road & Rail - 0.9%
Genesee & Wyoming, Inc. Class A (a)	211,900	18,784,935
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	213,405	12,791,496
Titan Machinery, Inc. (a)	1,079,506	18,567,503
		31,358,999

TOTAL INDUSTRIALS		289,177,870

INFORMATION TECHNOLOGY - 10.0%
Electronic Equipment & Components - 4.8%
SYNNEX Corp.	365,860	39,468,977
Tech Data Corp. (a)	273,000	29,104,530
TTM Technologies, Inc. (a)	2,635,800	34,897,992
		103,471,499
IT Services - 4.6%
Computer Services, Inc.	641,387	41,850,502
EVERTEC, Inc.	425,900	13,334,929
Hackett Group, Inc.	944,601	14,499,625
Presidio, Inc.	2,002,678	30,080,224
		99,765,280
Software - 0.6%
j2 Global, Inc.	143,300	12,555,946

TOTAL INFORMATION TECHNOLOGY		215,792,725

MATERIALS - 4.0%
Chemicals - 2.3%
Olin Corp.	1,457,500	31,613,175
Orion Engineered Carbons SA	932,100	18,893,667
		50,506,842
Construction Materials - 0.2%
Summit Materials, Inc. (a)	264,200	4,628,784
Containers & Packaging - 1.5%
Silgan Holdings, Inc.	1,059,900	31,733,406

TOTAL MATERIALS		86,869,032

REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 9.4%
CareTrust (REIT), Inc.	984,500	23,874,125
Clipper Realty, Inc.	649,086	8,470,572
Corporate Office Properties Trust (SBI)	1,755,600	48,946,127
Four Corners Property Trust, Inc.	548,700	15,605,028
Outfront Media, Inc.	1,076,700	25,657,761
Potlatch Corp.	656,900	25,395,754
Rexford Industrial Realty, Inc.	727,300	27,557,397
Store Capital Corp.	814,900	27,152,468
		202,659,232
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC	933,600	18,335,904

TOTAL REAL ESTATE		220,995,136

UTILITIES - 4.9%
Electric Utilities - 4.1%
El Paso Electric Co.	268,700	16,420,257
IDACORP, Inc.	355,100	35,162,002
Portland General Electric Co.	729,300	38,149,683
		89,731,942
Gas Utilities - 0.8%
Spire, Inc.	198,100	16,678,039

TOTAL UTILITIES		106,409,981

TOTAL COMMON STOCKS
(Cost $1,884,287,768)		2,104,254,101
	Principal Amount	Value

Nonconvertible Bonds - 0.4%
INDUSTRIALS - 0.4%
Machinery - 0.4%
Mueller Industries, Inc. 6% 3/1/27 (Cost $9,525,000)	9,525,000	9,548,813
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $43,625,766)	43,617,043	43,625,766
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,937,438,534)		2,157,428,680
NET OTHER ASSETS (LIABILITIES) - 0.4%		7,823,774
NET ASSETS - 100%		$2,165,252,454

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$898,974
Fidelity Securities Lending Cash Central Fund	50,779
Total	$949,753

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Beneficial Bancorp, Inc.	$70,619,250	$--	$37,722,614	$306,131	$359,815	$(705,232)	$--
Donnelley Financial Solutions, Inc.	13,536,619	22,037,213	422,577	--	(33,458)	(7,390,300)	27,727,497
Hackett Group, Inc.	4,463,471	31,022,006	14,025,234	292,910	(3,970,379)	(2,990,239)	--
Standard Motor Products, Inc.	61,899,800	2,703,512	26,411,047	690,038	(192,508)	1,296,651	--
Total	$150,519,140	$55,762,731	$78,581,472	$1,289,079	$(3,836,530)	$(9,789,120)	$27,727,497

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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